SUMMARY OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Notes and other explanatory information [abstract]
Accounts payable	$ 1,661,284	$ 909,438	$ 2,299,177	$ 236,806
Accrued liabilities	647,323	435,850	1,066,885	71,913
Total	$ 2,308,607	$ 1,345,288	$ 3,366,062	$ 308,719